Related Party Transactions and Balances (Details)	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Related Party Transactions and Balances (Details) [Line Items]
Lease property	$ 70,500
Annual rental expense	846,000
Lease expenses	$ 899,970		$ 829,600
Chan Ming Dave [Member]
Related Party Transactions and Balances (Details) [Line Items]
Capital contributions (in Dollars)		$ 4,961,320